LEASES - Summary of Leases Not Yet Commenced (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2020
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced	$ 1,413
2021
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced	2,468
2022
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced	2,731
2023
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced	2,775
2024
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced	2,855
2025
Disclosure of maturity analysis of operating lease payments [line items]
Leases not yet commenced	$ 478